Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Employment Benefits [Abstract]
Employment Benefits
Employment benefit obligations as of December 31, 2018 and 2019 are as follows:

		2018	2019
		In millions of won
Net defined benefit asset	￦	—	(1,047)
Net defined benefit obligations		1,638,785	1,925,134
Other long-term employee benefit obligations		6,284	4,720

	￦	1,645,069	1,928,807

Principal assumptions on actuarial valuation
Principal assumptions on actuarial valuation as of December 31, 2018 and 2019 are as follows:

	2018	2019
Discount rate	2.24%~2.90%	1.92%~2.05%
Future salary and benefit levels	4.88%	4.39%
Weighted average duration	13.71 years	13.23 years

Details of expense relating to defined benefit plans
Details of expense relating to defined benefit plans for the years ended December 31, 2017, 2018 and 2019 are as follows:

		2017	2018	2019
		In millions of won
Current service cost	￦	392,820	369,899	440,300
Interest cost		79,524	87,687	83,619
Expected return on plan assets		(31,307)	(42,135)	(41,597)
Past service cost		—	—	301,442
Loss from settlement		(1,055)	(767)	(2,017)

	￦	439,982	414,684	781,747

Expenses as described above are recognized in those items below in the financial statements.

		2017	2018	2019
		In millions of won
Cost of sales	￦	332,249	308,672	580,623
Selling and administrative expenses		59,111	51,903	120,455
Others (Construction-in-progress and others)		48,622	54,109	80,669

	￦	439,982	414,684	781,747

In addition, for the years ended December 31, 2017, 2018 and 2019, employee benefit obligations expenses of ￦65,603 million, ￦66,833 million and ￦71,844 million, respectively, are recognized as cost of sales, and ￦11,983 million, ￦13,204 million and ￦12,775 million, respectively, are recognized as selling and administrative expenses, and ￦13,332 million, ￦14,189 million and ￦13,893 million, respectively, are recognized as construction-in-progress and others, relates to the Company’s defined contribution plans.

Details of defined benefits
Details of defined benefit obligations as of December 31, 2018 and 2019 are as follows:

		2018	2019
		In millions of won
Present value of defined benefit obligation from funded plans	￦	3,414,116	4,035,400
Fair value of plan assets		(1,775,331)	(2,111,313)

		1,638,785	1,924,087
Present value of defined benefit obligation from unfunded plans		—	—

Net liabilities incurred from defined benefit plans	￦	1,638,785	1,924,087

Changes in the present value of defined benefits
Changes in the present value of defined benefit obligations for the years ended December 31, 2018 and 2019 are as follows:

		2018	2019
		In millions of won
Beginning balance	￦	2,951,842	3,414,116
Current service cost		369,899	440,300
Interest cost(*)		87,687	83,619
Remeasurement component		154,939	(93,736)
Past service cost		—	301,442
Loss from settlement		(767)	(2,018)
Actual payments		(149,454)	(108,057)
Others		(30)	(266)

Ending balance	￦	3,414,116	4,035,400

(*)	Corporate bond (AAA rated) yield at year-end is applied to measure the interest cost on employee benefit obligations.

Changes in the fair value of plan assets
Changes in the fair value of plan assets for the years ended December 31, 2018 and 2019 are as follows:

		2018	2019
		In millions of won
Beginning balance	￦	1,475,641	1,775,331
Expected return		42,135	41,597
Remeasurement component		(12,308)	(11,186)
Contributions by the employers		330,064	348,386
Actual payments		(60,201)	(42,815)

Ending balance	￦	1,775,331	2,111,313

In addition, loss on accumulated remeasurement component amounting to ￦219,381 million and ￦117,779 million has been recognized as other comprehensive income or loss for the years ended December 31, 2018 and 2019, respectively.

Details of the fair value of plan assets
Details of the fair value of plan assets as of December 31, 2018 and 2019 are as follows:

		2018	2019
		In millions of won
Equity instruments	￦	96,823	189,235
Debt instruments		510,184	648,265
Bank deposit		275,518	199,743
Others		892,806	1,074,070

	￦	1,775,331	2,111,313

For the years ended December 31, 2018 and 2019, actual returns on plan assets amounted to ￦29,827 million and ￦30,411 million, respectively.

Remeasurement component recognized in other comprehensive income (loss)
Remeasurement component recognized in other comprehensive income (loss) for the years ended December 31, 2018 and 2019 are as follows:

		2018	2019
		In millions of won
Actuarial gain from changes in financial assumptions	￦	186,428	(2,916)
Experience adjustments, etc.		(31,489)	(90,820)
Expected return		12,308	11,186

	￦	167,247	(82,550)

Remeasurement component recognized as other comprehensive income or loss is recorded in retained earnings.